Condensed Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
ASSETS
Cash and Cash Equivalents	$ 25,731		$ 26,480		$ 25,930
Restricted Cash and Investments Held in Trust	126,951		107,072		99,716
Finance Receivables	1,739,540		1,634,622		1,495,340
Allowance for Credit Losses	(269,622)		(252,590)		(221,533)
Finance Receivables, net	1,469,918		1,382,032		1,273,807
Dealer Finance Receivables	74,753		40,956		24
Inventory	228,876		270,733		212,330
Property and Equipment, net	96,113		94,397		90,669
Other Assets	57,313		67,447		64,353
Total Assets	2,079,655		1,989,117		1,766,829
LIABILITIES & SHAREHOLDERS' EQUITY
Accounts Payable	18,581		17,346		9,759
Accrued Expenses and Other Liabilities	104,829		81,121		77,043
Accrued Expenses-Related Party	941		818		798
Portfolio Term Financings	989,206		1,049,478		782,634
Portfolio Warehouse Facilities	145,000		57,200		141,392
Senior Secured Notes Payable	193,392		193,320		198,058
Senior Secured Notes Payable-Related Party	5,000		5,000		0
Other Secured Notes Payable	136,668		117,281		99,296
Total Liabilities	1,593,617		1,521,564		1,308,980
Shareholders' Equity-DTAG:
Common Stock	0		0		0
Paid-in Capital	117,272		147,117		146,336
Retained Earnings	7,749		8,931		2,528
Total Shareholders' Equity-DTAG	125,021		156,048		148,864
Non-Controlling Interest-DTAC	361,017	[1]	311,505	[1],[2]	308,985	[2]
Total Shareholders' Equity	486,038		467,553		457,849
Total Liabilities & Shareholders' Equity	$ 2,079,655		$ 1,989,117		$ 1,766,829

[1]	Refer to Note 14 for Supplemental Consolidating Financial Information discussion regarding non-controlling interest.
[2]	Refer to Note 18 for Consolidating Financial Information and discussion regarding non-controlling interest.